Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
15.	Fair Value Measurements

The following table summarizes information regarding Nucor's financial assets and financial liabilities that are measured at fair value as of December 31, 2011. Nucor does not currently have any non-financial assets or liabilities that are measured at fair value on a recurring basis.

(in thousands)

		Fair Value Measurements at Reporting Date Using
	Carrying Amount in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2011
Assets:
Cash equivalents	$1,012,122	$1,012,122	$—
Short-term investments	1,362,641	1,362,641	—
Commodity contracts	5,071	—	5,071
Restricted cash and investments	585,833	585,833

Total assets	$2,965,667	$2,960,596	$5,071	—

Liabilities:
Foreign exchange and commodity contracts	$(21,434)	—	$(21,434)	—

December 31, 2010
Assets:
Cash equivalents	$1,156,240	$1,156,240	$—
Short-term investments	1,153,623	1,153,623	—
Foreign exchange contracts	266	—	266
Restricted cash	598,482	598,482	—

Total assets	$2,908,611	$2,908,345	$266	—

Liabilities:
Commodity contracts	$(66,661)	—	$(66,661)	—

Fair value measurements for Nucor's cash equivalents, short-term investments and restricted cash and investments are classified under Level 1 because such measurements are based on quoted market prices in active markets for identical assets. Fair value measurements for Nucor's derivatives are classified under Level 2 because such measurements are based on published market prices for similar assets or are estimated based on observable inputs such as interest rates, yield curves, credit risks, spot and future commodity prices and spot and future exchange rates.

The fair value of short-term and long-term debt, including current maturities, was approximately $4.76 billion at December 31, 2011 ($4.59 billion at December 31, 2010). The fair value estimates were based on readily available market prices of our debt at December 31, 2011 and 2010, or similar debt with the same maturities, rating and interest rates.